UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08683
                                   ------------------------------------

TANAKA Funds, Inc.
----------------------------------------------------------------------
(Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169
----------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252
                                                   -------------

Date of fiscal year end:   11/30
                        ------------

Date of reporting period:  02/28/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 98.85%                                                SHARES                   VALUE
                                                                    -----------             -------------

ACCIDENT & HEALTH INSURANCE - 2.63%
AFLAC, Inc.                                                              4,170              $    159,836
                                                                                            -------------

AIR TRANSPORTATION, SCHEDULED - 0.99%
Jetblue Airways Corp. (a)                                                3,337                    60,133
                                                                                            -------------

BIOLOGICAL PRODUCTS - 0.09%
Mymetics Corp. (a)                                                      21,817                     5,454
                                                                                            -------------

COMMUNICATIONS EQUIPMENT - 2.21%
Applied Signal Technology                                                5,760                   134,381
                                                                                            -------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 0.77%
Zoll Medical Corp. (a)                                                   1,540                    46,600
                                                                                            -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 0.95%
General Electric Co.                                                     1,640                    57,728
                                                                                            -------------

ELECTRONIC COMPUTERS - 3.15%
Dell Computer Corp. (a)                                                  2,525                   101,227
Nam Tai Electronics, Inc.                                                3,705                    90,217
                                                                                            -------------
                                                                                                 191,444
                                                                                            -------------

LABORATORY ANALYTICAL INSTRUMENTS - 1.85%
Affymetrix, Inc. (a)                                                     2,630                   112,380
                                                                                            -------------

MISCELLANEOUS PRODUCTS OF PETROLEUM & COAL - 1.99%
Headwaters, Inc. (a)                                                     3,758                   120,857
                                                                                            -------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 2.36%
Doral Financial  Corp.                                                   3,607                   143,054
                                                                                            -------------

OPTICAL INSTRUMENTS & LENSES - 1.48%
KLA-Tencor Corp. (a)                                                     1,820                    89,926
                                                                                            -------------

PHARMACEUTICAL PREPARATIONS - 14.42%
Barr Laboratories, Inc.                                                  1,743                    83,211
Biovail Corp. (a)                                                       21,915                   351,516
K-V Pharmaceutical Co. - Class A  (a)                                   18,675                   406,368
Pfizer, Inc.                                                             1,300                    34,177
                                                                                            -------------
                                                                                                 875,272
                                                                                            -------------

PRIMARY SMELTING & REFINING OF NONFERROUS METALS - 0.00%
Blue Earth Refining Inc. (a)                                            27,365                         -
                                                                                            -------------


RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 7.65%
L-3 Communications Holdings                                              1,090                    78,589
QUALCOMM, Inc.                                                           5,624                   203,083
Safenet, Inc. (a)                                                        6,096                   182,880
                                                                                            -------------
                                                                                                 464,552
                                                                                            -------------
                                       1

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 98.85% - CONTINUED                                    SHARES                   VALUE
                                                                    -----------             -------------

RADIOTELEPHONE COMMUNICATIONS - 6.72%
NEXTEL Communications, Inc. - Class A (a)                               13,853              $    407,694
                                                                                            -------------

RETAIL - EATING PLACES - 0.99%
BJ's Restaurants, Inc. (a)                                               3,711                    59,933
                                                                                            -------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.47%
Staples, Inc.                                                            2,830                    89,201
                                                                                            -------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 5.15%
FLIR Systems, Inc.                                                       9,996                   312,375
                                                                                            -------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 9.20%
MFC Bancorp Ltd.                                                        27,365                   558,520
                                                                                            -------------

SEMICONDUCTORS & RELATED DEVICES - 1.75%
Intel Corp.                                                              4,423                   106,064
                                                                                            -------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 5.17%
Scientific Games Corp. - Class A (a)                                    12,200                   313,784
                                                                                            -------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 3.80%
Amdocs Ltd. (a)                                                          7,850                   230,397
                                                                                            -------------

SERVICES - MEDICAL LABORATORIES - 1.57%
Bio-Reference Labs, Inc. (a)                                             6,500                    94,900
                                                                                            -------------

SERVICES - PREPACKAGED SOFTWARE - 6.84%
Business Objects, Inc.  (a) (b)                                         10,420                   291,343
International Microcomputer Software  (a)                               52,425                    62,386
Symantec Corp.                                                           2,780                    61,188
                                                                                            -------------
                                                                                                 414,917
                                                                                            -------------

SPECIAL INDUSTRY MACHINERY - 9.96%
ASML Holding NV (a) (b)                                                 15,070                   276,083
Novellus Systems, Inc.  (a)                                              8,240                   243,368
Veeco Instruments, Inc. (a)                                              5,670                    84,823
                                                                                            -------------
                                                                                                 604,274
                                                                                            -------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 5.69%
Bard C.R. Inc.                                                           3,340                   222,110
Kensey Nash Corp. (a)                                                    3,805                   123,244
                                                                                            -------------
                                                                                                 345,354
                                                                                            -------------

TOTAL COMMON STOCKS (COST $5,184,994)                                                          5,999,030
                                                                                            -------------


                                       2

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

                                                                      SHARES                   VALUE
                                                                    -----------             -------------

SHORT-TERM INVESTMENTS - 3.91%

MONEY MARKET SECURITIES - 3.91%
Huntington Investment Fund Class A, 1.43%, (c)                        237,335               $   237,335
                                                                                            -------------

TOTAL MONEY MARKET SECURITIES (COST $237,335) - 0.71%                                           237,335
                                                                                            -------------

TOTAL INVESTMENTS (COST $5,422,329) - 102.76%                                               $ 6,236,365
                                                                                            -------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (2.76%)                                       (167,277)
                                                                                            -------------

TOTAL NET ASSETS - 100.00%                                                                  $ 6,069,088
                                                                                            =============

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security, the rate listed is as of February 28, 2005.


TAX RELATED
Unrealized appreciation                                                                     $ 1,740,034
Unrealized depreciation                                                                        (925,998)
                                                                                            -------------
Net unrealized appreciation                                                                 $   814,036
                                                                                            =============

Aggregate cost of securities for income tax purposes                                        $ 5,422,329
                                                                                            =============

RELATED FOOTNOTES - (UNAUDITED)

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TANAKA GROWTH FUND
FEBRUARY 28, 2005 (UNAUDITED)

RELATED FOOTNOTES - (UNAUDITED) - CONTINUED

Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income to its shareholders. Therefore, no federal tax provision is required. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 4, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There have been no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        TANAKA Funds, Inc.

By   /s/ Graham Tanaka
--------------------------------------------
*        Graham Tanaka, President

Date   April 27, 2005
--------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Graham Tanaka
--------------------------------------------
*        Graham Tanaka, President

Date  April 27, 2005
--------------------------------------------

By    /s/ Dmitriy Perelstein
--------------------------------------------
*        Dmitriy Perelstein, Treasurer

Date   April 27, 2005
--------------------------------------------